Pension Benefits - Summary of Movements in the present value of the plan assets (Detail) - Pension defined benefit plans [member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure In Tabular Form Of Changes In Net Defined Benefit Plan Assets At Fair Value [Line Items]
Fair value of plan assets at beginning of year	$ 1,064.9	$ 1,080.9
Actual return (net of investment management expenses)	105.8	51.6
Administration expenses	(1.3)	(1.7)
Employer contributions	20.0	17.5
Benefits paid	(63.0)	(83.4)
Fair value of plan assets at end of the year,	$ 1,126.4	$ 1,064.9